CONDENSED STATEMENTS OF OPERATIONS (Parenthetical) - shares	Jun. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2020
Class B Common Stock
Shares subject to forfeiture	249,928	825,000		825,000
Founder Shares | Class B Common Stock
Common shares, issued and outstanding		7,200,000	6,625,000
Share dividend		575,000		575,000
Sponsor
Number of shares surrender			131,250
Sponsor | Class B Common Stock
Number of shares surrender			131,250
Sponsor | Founder Shares | Class B Common Stock
Share dividend			1,006,250
Sponsor | Founder Shares | Over-allotment option | Class B Common Stock
Shares subject to forfeiture				825,000